Supplemental Cash Flow Information	9 Months Ended
Sep. 30, 2019
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information

Total cash, cash equivalents and restricted cash is as follows:

	As at	As at	As at	As at
	September 30, 2019	December 31, 2018	September 30, 2018	December 31, 2017
	$	$	$	$
Cash and cash equivalents	76,705	54,917	54,361	71,439
Restricted cash – current	2,341	2,153	1,794	1,599
Restricted cash – long-term	3,437	3,437	2,672	2,672
	82,483	60,507	58,827	75,710

The Company maintains restricted cash deposits relating to certain FFAs (note 9), LNG terminal management and leasing arrangements (note 8).

Non-cash items related to operating lease right-of-use assets and operating lease liabilities are as follows:

	For the nine months ended
	September 30, 2019	September 30, 2018
	$	$
Leased assets obtained in exchange for new operating lease liabilities	22,432	—